CONSOLIDATED STATEMENTS OF CASH FLOWS 1(Parenthetical) - IVS Bulk Pte Ltd [Member] $ in Millions	Dec. 31, 2020 USD ($)
Senior Secured Credit Facility Six [Member]
Statement1 [Line Items]
Line of credit maximum borrowing capacity	$ 114.1
Senior Secured Credit Facility Seven [Member]
Statement1 [Line Items]
Line of credit maximum borrowing capacity	$ 13.1